UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/12

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Commercial Services – 0.8%
28,500	Thomson Reuters Corp.	$ 783,465

Communications* – 1.3%
27,000	SBA Communications Corp. Class A	1,234,440

Consumer Durables – 0.8%
38,000	Leggett & Platt, Inc.	815,480

Consumer Non-Durables – 9.2%
7,200	Coach, Inc.	504,360
33,300	Coca-Cola Enterprises, Inc.	892,107
7,300	Colgate-Palmolive Co.	662,256
23,600	PepsiCo, Inc.	1,549,812
32,400	Philip Morris International, Inc.	2,422,548
7,600	Ralph Lauren Corp.	1,155,200
29,100	The Coca-Cola Co.	1,965,123

		9,151,406

Consumer Services – 7.7%
32,400	DIRECTV Class A*	1,458,324
26,600	eBay, Inc.*	840,560
12,400	Expedia, Inc.	401,388
33,100	Las Vegas Sands Corp.*	1,625,541
16,300	McDonald’s Corp.	1,614,515
24,700	Starbucks Corp.	1,183,871
11,400	Viacom, Inc. Class B	536,256

		7,660,455

Distribution Services – 1.1%
12,600	McKesson Corp.	1,029,672

Electronic Technology – 15.9%
22,000	Agilent Technologies, Inc.*	934,340
15,900	Apple, Inc.*	7,258,032
71,300	Cadence Design Systems, Inc.*	752,928
66,700	Dell, Inc.*	1,149,241
6,700	F5 Networks, Inc.*	802,258
49,600	Intel Corp.	1,310,432
9,900	Lockheed Martin Corp.	814,968
20,000	QUALCOMM, Inc.	1,176,400
49,100	Texas Instruments, Inc.	1,589,858

		15,788,457

Energy Minerals – 9.1%
15,700	Alpha Natural Resources, Inc.*	315,884
38,000	Arch Coal, Inc.	548,340
16,000	Chevron Corp.	1,649,280
58,500	Exxon Mobil Corp.	4,898,790
16,400	Occidental Petroleum Corp.	1,636,228

		9,048,522

Finance – 2.3%
64,800	Hertz Global Holdings, Inc.*	881,280
7,300	Simon Property Group, Inc.	991,778
37,000	The Charles Schwab Corp.	431,050

		2,304,108

Health Services* – 0.5%
26,800	Allscripts Healthcare Solutions, Inc.	512,416

Health Technology – 8.9%
40,200	Abbott Laboratories	2,176,830
17,400	Allergan, Inc.	1,529,634
14,600	C. R. Bard, Inc.	1,350,792
37,100	Gilead Sciences, Inc.*	1,811,964
5,500	Johnson & Johnson	362,505
22,500	Medtronic, Inc.	867,825
13,300	Stryker Corp.	737,219

		8,836,769

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 2.4%
7,600	Diamond Offshore Drilling, Inc.	$ 473,480
36,900	McDermott International, Inc.*	448,704
19,000	Schlumberger Ltd.	1,428,230

		2,350,414

Non-Energy Minerals – 2.6%
7,700	Cliffs Natural Resources, Inc.	556,325
22,300	Freeport-McMoRan Copper & Gold, Inc.	1,030,483
27,000	Southern Copper Corp.	936,630

		2,523,438

Process Industries – 2.2%
39,600	International Paper Co.	1,233,144
18,400	W.R. Grace & Co.*	985,136

		2,218,280

Producer Manufacturing – 9.8%
5,300	Cummins, Inc.	551,200
14,400	Eaton Corp.	706,032
89,200	General Electric Co.	1,668,932
81,100	Masco Corp.	978,877
79,100	The Manitowoc Co., Inc.	1,063,104
19,100	Timken Co.	932,653
34,800	United Technologies Corp.	2,726,580
19,900	WABCO Holdings, Inc.*	1,031,815

		9,659,193

Retail Trade – 5.8%
4,100	AutoZone, Inc.*	1,426,308
11,000	Dollar Tree, Inc.*	932,910
64,700	Lowe’s Cos., Inc.	1,735,901
12,700	Target Corp.	645,287
50,500	The Gap, Inc.	958,490

		5,698,896

Technology Services – 17.3%
22,900	Adobe Systems, Inc.*	708,755
24,000	Autodesk, Inc.*	864,000
29,000	BMC Software, Inc.*	1,050,960
5,400	Google, Inc. Class A*	3,132,594
25,600	International Business Machines Corp.	4,930,560
103,800	Microsoft Corp.	3,065,214
74,400	Oracle Corp.	2,098,080
15,200	Rovi Corp.*	487,768
22,500	VeriSign, Inc.	833,850

		17,171,781

Transportation – 2.1%
13,300	Union Pacific Corp.	1,520,323
7,500	United Parcel Service, Inc. Class B	567,375

		2,087,698

TOTAL COMMON STOCKS		$98,874,890

Exchange Traded Fund – 0.5%
8,100	iShares Russell 1000 Growth Index Fund	496,368

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co.
$ 184,000	0.010%	02/01/12	$ 184,000
Maturity Value: $184,000

TOTAL INVESTMENTS – 100.5%			$99,555,258

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(461,342)

NET ASSETS – 100.0%			$99,093,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2012. This agreement was fully collateralized by $170,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $192,595.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$85,959,202
Gross unrealized gain	18,768,159
Gross unrealized loss	(5,172,103)
Net unrealized security gain	$13,596,056

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Communications – 5.6%
84,000	AT&T, Inc.	$ 2,470,440
66,000	Verizon Communications, Inc.	2,485,560

		4,956,000

Consumer Non-Durables – 11.0%
56,500	Altria Group, Inc.	1,604,600
64,000	ConAgra Foods, Inc.	1,706,880
31,000	H.J. Heinz Co.	1,607,350
25,000	PepsiCo, Inc.	1,641,750
25,000	Procter & Gamble Co.	1,576,000
39,500	Reynolds American, Inc.	1,549,585

		9,686,165

Consumer Services – 2.0%
39,000	Darden Restaurants, Inc.	1,788,930

Distribution Services – 3.9%
28,000	Genuine Parts Co.	1,785,840
54,500	SYSCO Corp.	1,640,995

		3,426,835

Electronic Technology – 7.9%
68,000	Intel Corp.	1,796,560
21,000	Lockheed Martin Corp.	1,728,720
47,500	Microchip Technology, Inc.	1,753,225
28,500	Northrop Grumman Corp.	1,654,425

		6,932,930

Energy Minerals – 10.5%
39,500	Chevron Corp.	4,071,660
51,000	ConocoPhillips	3,478,710
17,000	Occidental Petroleum Corp.	1,696,090

		9,246,460

Finance – 18.3%
36,500	AFLAC, Inc.	1,760,395
39,500	Bank of Hawaii Corp.	1,805,940
9,500	BlackRock, Inc.	1,729,000
32,000	Cullen/Frost Bankers, Inc.	1,781,440
103,000	Federated Investors, Inc. Class B	1,759,240
43,500	HCP, Inc.	1,828,305
48,500	JPMorgan Chase & Co.	1,809,050
103,500	Kimco Realty Corp.	1,888,875
22,000	M&T Bank Corp.	1,754,280

		16,116,525

Health Services – 2.0%
68,000	Lincare Holdings, Inc.	1,746,920

Health Technology – 9.9%
30,000	Abbott Laboratories	1,624,500
25,500	Johnson & Johnson	1,680,705
71,000	Merck & Co., Inc.	2,716,460
125,000	Pfizer, Inc.	2,675,000

		8,696,665

Industrial Services – 2.1%
52,000	Waste Management, Inc.	1,807,520

Process Industries – 1.8%
51,500	Sonoco Products Co.	1,611,950

Producer Manufacturing – 5.8%
35,000	Eaton Corp.	1,716,050
31,500	Emerson Electric Co.	1,618,470
95,500	General Electric Co.	1,786,805

		5,121,325

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 2.2%
43,000	The Home Depot, Inc.	$ 1,908,770

Technology Services – 4.1%
62,500	Microsoft Corp.	1,845,625
55,000	Paychex, Inc.	1,732,500

		3,578,125

Utilities – 9.0%
32,500	Dominion Resources, Inc.	1,626,300
36,500	Exelon Corp.	1,451,970
28,500	NextEra Energy, Inc.	1,705,725
54,500	PPL Corp.	1,514,555
36,000	The Southern Co.	1,640,160

		7,938,710

TOTAL COMMON STOCKS		$84,563,830

Exchange Traded Fund – 3.0%
40,000	iShares Russell 1000 Value Index Fund	$ 2,636,400

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$ 633,000	0.010%	02/01/12	$ 633,000
Maturity Value: $633,000

TOTAL INVESTMENTS – 99.8%			$87,833,230

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			177,492

NET ASSETS – 100.0%			$88,010,722

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $570,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $645,758.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31,2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$83,577,331
Gross unrealized gain	6,031,354
Gross unrealized loss	(1,775,455)
Net unrealized security gain	$4,255,899

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 94.9%
Commercial Services – 4.8%
4,400	FactSet Research Systems, Inc.	$ 388,608
15,200	FTI Consulting, Inc.*	650,864
8,800	The Brink’s Co.	248,072
16,600	The McGraw-Hill Cos., Inc.	763,600
16,600	VistaPrint NV*	593,948

		2,645,092

Communications* – 1.7%
14,900	SBA Communications Corp. Class A	681,228
13,500	TW Telecom, Inc.	272,025

		953,253

Consumer Durables – 4.0%
26,600	Electronic Arts, Inc.*	493,962
12,800	Tempur-Pedic International, Inc.*	853,888
13,500	Tupperware Brands Corp.	848,340

		2,196,190

Consumer Non-Durables – 5.0%
6,300	Coach, Inc.	441,315
24,900	Coca-Cola Enterprises, Inc.	667,071
15,700	Dr Pepper Snapple Group, Inc.	609,474
9,300	H.J. Heinz Co.	482,205
8,200	The Clorox Co.	563,012

		2,763,077

Consumer Services – 7.4%
900	Chipotle Mexican Grill, Inc.*	330,561
24,600	DISH Network Corp. Class A	686,832
11,200	Expedia, Inc.	362,544
26,300	Marriott International, Inc. Class A	906,035
2,890	Marriott Vacations Worldwide Corp.*	59,968
800	Priceline.com, Inc.*	423,584
11,200	TripAdvisor, Inc.*	368,592
8,300	Wynn Resorts Ltd.	956,409

		4,094,525

Electronic Technology – 10.9%
15,200	Altera Corp.	604,808
59,600	Cadence Design Systems, Inc.*	629,376
18,400	Harris Corp.	754,400
32,400	JDS Uniphase Corp.*	411,156
23,800	Juniper Networks, Inc.*	498,134
28,500	Linear Technology Corp.	949,620
33,600	NVIDIA Corp.*	496,272
3,700	TransDigm Group, Inc.*	386,761
18,000	Xilinx, Inc.	645,300
17,000	Zebra Technologies Corp. Class A*	643,620

		6,019,447

Energy Minerals – 5.0%
19,500	Arch Coal, Inc.	281,385
8,700	Cimarex Energy Co.	507,906
9,500	CONSOL Energy, Inc.	339,530
6,900	Continental Resources, Inc.*	556,692
10,700	SM Energy Co.	776,606
4,500	Walter Energy, Inc.	311,085

		2,773,204

Finance – 7.3%
7,100	Federal Realty Investment Trust	670,666
46,600	Hertz Global Holdings, Inc.*	633,760
3,800	IntercontinentalExchange, Inc.*	435,024
10,300	Rayonier, Inc.	471,019
17,100	T. Rowe Price Group, Inc.	989,064
26,400	TD Ameritrade Holding Corp.	425,304
9,900	Verisk Analytics, Inc. Class A*	396,693

		4,021,530

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 3.1%
12,160	Cerner Corp.	$ 740,422
10,300	Laboratory Corporation of America Holdings	941,317

		1,681,739

Health Technology – 7.8%
10,000	Alexion Pharmaceuticals, Inc.*	767,600
5,940	Allergan, Inc.	522,185
10,180	C. R. Bard, Inc.	941,854
14,100	DENTSPLY International, Inc.	532,134
16,400	Hill-Rom Holdings, Inc.	541,364
7,900	Life Technologies Corp.*	382,597
9,000	Varian Medical Systems, Inc.*	592,830

		4,280,564

Industrial Services – 2.9%
7,100	Core Laboratories NV	754,233
9,100	FMC Technologies, Inc.*	465,101
14,000	Superior Energy Services, Inc.*	399,140

		1,618,474

Non-Energy Minerals – 1.8%
14,100	Cliffs Natural Resources, Inc.	1,018,725

Process Industries – 6.9%
9,700	Celanese Corp. Series A	472,487
22,000	Crown Holdings, Inc.*	793,540
21,900	International Paper Co.	681,966
9,400	PPG Industries, Inc.	842,052
14,536	Sigma-Aldrich Corp.	989,029

		3,779,074

Producer Manufacturing – 8.0%
9,000	Avery Dennison Corp.	244,350
5,700	Dover Corp.	361,437
9,800	Graco, Inc.	450,604
4,900	Joy Global, Inc.	444,381
10,500	Lincoln Electric Holdings, Inc.	450,975
23,500	Masco Corp.	283,645
9,550	Parker Hannifin Corp.	770,494
8,300	The Toro Co.	526,137
10,100	Timken Co.	493,183
10,100	TRW Automotive Holdings Corp.*	378,952

		4,404,158

Retail Trade – 6.4%
2,500	AutoZone, Inc.*	869,700
6,900	Bed Bath & Beyond, Inc.*	418,830
19,900	Chico’s FAS, Inc.	227,656
7,460	Nordstrom, Inc.	368,375
10,900	PetSmart, Inc.	580,098
15,100	Urban Outfitters, Inc.*	400,150
19,200	Williams-Sonoma, Inc.	688,512

		3,553,321

Technology Services – 9.7%
12,900	Akamai Technologies, Inc.*	416,025
3,300	Alliance Data Systems Corp.*	365,640
12,100	Autodesk, Inc.*	435,600
20,600	BMC Software, Inc.*	746,544
14,100	MICROS Systems, Inc.*	700,911
13,100	Red Hat, Inc.*	607,447
16,200	Rovi Corp.*	519,858
9,200	Teradata Corp.*	492,752
16,700	VeriSign, Inc.	618,902

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Shares	Description	Value
Common Socks – (continued)
Technology Services – (continued)
24,400	Western Union Co.	$ 466,040

		5,369,719

Transportation – 1.1%
5,600	Con-way, Inc.	177,744
6,600	Kirby Corp.*	440,682

		618,426

Utilities – 1.1%
32,100	CenterPoint Energy, Inc.	592,887

TOTAL COMMON STOCKS		$52,383,405

Exchange Traded Fund – 3.2%
30,400	iShares Russell Midcap Growth Index Fund	$ 1,794,208

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$ 1,145,000	0.010%	02/01/12	$ 1,145,000
Maturity Value: $1,145,000

TOTAL INVESTMENTS – 100.2%			$55,322,613

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(124,882)

NET ASSETS – 100.0%			$55,197,731

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2012. This agreement was fully collateralized by $1,035,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $1,172,561.

*	Non-income producing security.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$45,779,634
Gross unrealized gain	11,526,673
Gross unrealized loss	(1,983,694)
Net unrealized security gain	$9,542,979

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 10.0%
Auto – 3.6%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$ 6,618,854
American Credit Acceptance Receivables Trust Series 2011-1, Class A1(a)
1,887,896	2.420	07/15/13	1,887,903
AmeriCredit Automobile Receivables Trust Series 2011-5, Class A2
4,800,000	1.190	08/08/15	4,813,612
Ford Credit Auto Lease Trust Series 2011-B, Class A2
4,000,000	0.820	01/15/14	4,004,986
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1
2,700,000	1.320	09/15/15	2,706,086
SMART Trust Series 2011-2USA, Class A2A(a)
6,700,000	1.220	11/14/13	6,701,146

			26,732,587

Commercial – 0.3%
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
332,106	6.462	03/15/31	332,340
Small Business Administration Series 2006-P10B, Class 1
1,677,445	5.681	08/10/16	1,840,729

			2,173,069

Credit Card – 0.5%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	4,022,104

Home Equity – 2.7%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.440	05/25/34	1,940,148
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
178,053	0.326	01/25/37	176,659
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,194	5.407	06/25/32	3,113,101
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,212,959	0.476	02/25/37	768,161
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
943,073	3.750	09/25/33	869,638
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	422,797
Lehman XS Trust Series 2005-1, Class 1A4(b)
751,947	0.616	07/25/35	609,052
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
608,371	4.814	11/25/35	546,700
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	847,826
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
1,780,081	3.900	03/25/33	1,754,261
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
3,954,527	5.490	10/25/33	3,091,332
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5
642,455	8.850	03/25/25	622,935
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7
682,680	8.480	09/25/30	663,190

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
SACO I Trust Series 2005-7 Class A(b)
$ 186,485	0.836%	09/25/35	$ 172,705
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
128,073	0.386	10/25/36	125,901
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
3,791,685	6.740	07/25/29	1,951,766
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,034,354	5.250	06/25/35	1,784,224
Terwin Mortgage Trust Series 2005-16HE, Class AF2
379,928	4.429	09/25/36	352,860
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
246,682	4.890	05/25/34	246,962

			20,060,218

Manufactured Housing – 1.7%
Conseco Financial Corp. Series 1993-4, Class A5
1,096,831	7.050	01/15/19	1,108,893
Conseco Financial Corp. Series 1995-5, Class M1(b)
430,066	7.650	09/15/26	441,863
Conseco Financial Corp. Series 1996-4, Class A7(b)
745,000	7.900	06/15/27	796,211
Conseco Financial Corp. Series 1996-6, Class A6
142,324	7.950	09/15/27	147,753
Conseco Financial Corp. Series 1997-3, Class A6
67,023	7.320	03/15/28	73,942
Conseco Financial Corp. Series 1998-3, Class A5
3,499,828	6.220	03/01/30	3,826,072
Conseco Financial Corp. Series 1998-3, Class A6(b)
437,138	6.760	03/01/30	479,801
Lehman Manufactured Housing Contract Series 2001-B, Class A3
365,841	4.350	04/15/40	375,083
Mid-State Trust Series 11, Class A1
354,021	4.864	07/15/38	361,635
Newcastle Investment Trust Series 2011-MH1, Class A(a)
3,254,193	2.450	12/10/33	3,289,280
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
830,001	7.650	04/15/27	828,153
Origen Manufactured Housing Series 2005-B, Class A3
907,698	5.605	05/15/22	952,164

			12,680,850

Other(a) – 0.6%
New York City Tax Lien Series 2011-AA, Class A
4,500,000	1.990	12/10/24	4,499,852

Student Loans – 0.6%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
1,935,600	1.303	10/30/45	1,870,564
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	2,988,749

			4,859,313

TOTAL ASSET-BACKED SECURITIES			$ 75,027,993

Municipal Bond Obligations – 12.2%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,433,656

California – 2.9%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,568,320

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(c)
$10,590,000	0.000%	09/01/42	$ 1,423,084
11,420,000	0.000	09/01/43	1,415,509
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,102,277
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,537,810
San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series C
3,000,000	5.000	05/01/17	3,572,670
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(c)
11,005,000	0.000	08/01/37	2,107,017
12,290,000	0.000	08/01/39	1,994,298

			21,720,985

District of Columbia – 0.8%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,846,700

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,218,780

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,659,855

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,273,635
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,172,400

			2,446,035

Indiana – 1.0%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,351,074
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,013,700

			7,364,774

Iowa – 0.7%
Iowa Higher Education Loan Authority Revenue Bonds Refunding Private College Facility (Grinnell College Project)
2,500,000	5.000	12/01/19	3,146,025
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
2,000,000	3.500	12/01/15	2,016,360

			5,162,385

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,119,650

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,669,410

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – 1.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
$ 2,500,000	5.792%	11/01/41	$ 3,276,500
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,193,200
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,692,633
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,251,276
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,531,551
St. Louis Package Revenue Bonds Series 2006 B (NATL-RE)
1,560,000	5.020	12/15/12	1,597,253

			13,542,413

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,731,015

New Jersey – 0.1%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,073,480

New York – 1.0%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,252,900
1,055,000	5.008	06/01/22	1,180,197
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,404,635

			7,837,732

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,611,875
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,229,578

			4,841,453

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,623,850

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	759,295
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,457,067

			3,216,362

South Carolina – 0.2%
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series B
1,150,000	7.308	01/01/14	1,287,897

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 91,796,432

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 25.7%
Collateralized Mortgage Obligations – 23.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 3,580,788	2.762%	04/25/35	$ 3,068,821
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
4,015,124	6.000	02/25/34	4,217,884
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
2,548,479	5.500	11/25/20	2,473,953
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
535,135	6.000	04/25/36	523,925
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	4,954,710
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,214,377	5.321	11/25/35	2,226,017
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
990,604	5.750	01/25/34	1,027,310
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,005,129	5.500	11/25/33	1,051,072
Citicorp Mortgage Securities, Inc. Series 2004-2, Class A6
2,207,000	5.000	03/25/34	2,080,755
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
188,092	5.500	08/25/21	190,047
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
2,004,116	6.750	08/25/34	2,128,843
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,703,501	5.497	12/25/35	1,102,613
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
812,508	5.523	04/25/37	473,569
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
2,528,719	5.750	09/25/21	2,528,656
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
509,899	5.500	07/25/36	476,304
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
996,713	5.250	09/25/19	1,014,731
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
697,779	4.750	12/25/18	702,912
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
288,673	6.500	08/25/32	286,159
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
792,388	6.000	07/25/37	609,896
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
2,074,085	5.500	08/25/33	2,156,603
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
1,012,072	4.750	01/25/19	1,033,542
Countrywide Home Loans Trust Series 2005-27, Class 2A1
2,962,518	5.500	12/25/35	2,310,429
Countrywide Home Loans Trust Series 2005-6, Class 2A1
722,230	5.500	04/25/35	664,311
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
991,261	5.250	07/25/33	1,014,443
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,831,961
FHLMC REMIC PAC Series 1579, Class PM
368,384	6.700	09/15/23	410,129
FHLMC REMIC PAC Series 2103, Class TE
291,197	6.000	12/15/28	303,013
FHLMC REMIC PAC Series 2110, Class PG
1,519,125	6.000	01/15/29	1,633,756
FHLMC REMIC PAC Series 2640, Class DR
292,702	4.000	08/15/17	293,415
FHLMC REMIC PAC Series 2716, Class DT
193,639	5.000	02/15/30	194,939
FHLMC REMIC PAC Series 2760, Class EC
2,480,015	4.500	04/15/17	2,491,797

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2391, Class Z
$ 3,842,042	6.000%	12/15/31	$ 4,215,121
FHLMC REMIC Series 2508, Class OY
899,165	4.500	10/15/17	943,138
FHLMC REMIC Series 2603, Class C
2,341,678	5.500	04/15/23	2,557,819
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	845,487
FHLMC REMIC Series 2840, Class JL
521,225	4.500	06/15/23	529,757
FHLMC REMIC Series 2866, Class DH
2,156,069	4.000	09/15/34	2,286,901
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,241,966
FHLMC REMIC TAC Series 2658, Class A
558,778	4.500	08/15/18	568,774
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,360,917	6.000	01/25/35	1,293,048
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
4,575,955	5.500	05/25/35	3,932,351
FNMA REMIC FNIC PAC Series 2001-45, Class WG
597,046	6.500	09/25/31	682,221
FNMA REMIC PAC Series 2003-1, Class PG
556,822	5.500	09/25/31	563,768
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,587,234
FNMA REMIC PAC Series 2003-14, Class AP
267,258	4.000	03/25/33	281,606
FNMA REMIC PAC Series 2004-53, Class NC
2,652,005	5.500	07/25/24	2,830,882
FNMA REMIC Series 2002-73, Class OE
2,776,350	5.000	11/25/17	3,017,546
FNMA REMIC Series 2002-82, Class XE
2,420,944	5.000	12/25/17	2,589,656
FNMA REMIC Series 2003-83, Class PG
561,898	5.000	06/25/23	603,386
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	569,427
FNMA Series 2003-W6, Class 2A32
307,465	6.500	09/25/42	353,095
GNMA Series 1998-12, Class EB
594,322	6.500	05/20/28	604,817
GS Mortgage Securities Corp. II Series 2011-GC3, Class A1(a)
2,135,505	2.331	03/10/44	2,192,350
Impac CMB Trust Series 2004-4, Class 1A1(b)
3,185,485	0.916	09/25/34	2,412,731
Impac CMB Trust Series 2004-4, Class 2A2
4,810,775	4.849	09/25/34	4,625,560
Impac Secured Assets Corp. Series 2004-2, Class A6
1,216,698	4.984	08/25/34	1,182,813
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,707,510	6.000	03/25/36	1,905,760
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
3,765,490	5.500	01/25/36	3,735,852
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	5.789	04/25/37	770,666
Master Alternative Loans Trust Series 2004-4, Class 1A1
556,967	5.500	05/25/34	580,625
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,294,169	6.500	05/25/34	2,377,764
Master Asset Securitization Trust Series 2003-10, Class 3A1
450,111	5.500	11/25/33	468,794
Master Asset Securitization Trust Series 2003-7, Class 1A1
911,597	5.500	09/25/33	946,164
Master Asset Securitization Trust Series 2004-3, Class 5A1
76,970	6.250	01/25/32	77,889

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
$ 365,225	5.250%	08/25/36	$ 371,146
Morgan Stanley Capital I Series 2011-C3, Class A1
5,747,025	2.178	07/15/49	5,845,432
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
766,888	1.766	03/25/33	630,131
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,485,568	5.587	11/25/35	3,184,397
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
3,337,418	6.000	08/25/37	2,835,491
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
2,960,426	2.545	05/25/38	2,249,134
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
3,410,980	5.872	11/25/21	3,101,366
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
257,176	5.294	07/25/35	252,121
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,321,982	4.750	04/25/33	2,339,738
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,179,121	5.750	02/25/34	4,176,634
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
647,430	0.776	07/25/35	489,497
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
1,127,322	6.000	07/25/32	1,127,685
Residential Asset Securitization Trust Series 2004-A6, Class A1
2,594,711	5.000	08/25/19	2,588,567
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
581,913	6.000	05/25/33	605,719
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
1,047,585	5.500	11/25/35	968,971
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
2,311,389	5.750	12/25/35	2,138,709
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
1,788,080	5.500	12/25/21	1,835,317
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
992,886	0.591	11/20/34	844,499
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
662,375	2.496	04/25/34	548,017
Structured Asset Securities Corp. Series 2003-20, Class 1A1
2,565,036	5.500	07/25/33	2,662,227
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,189,408	2.459	10/25/33	1,071,731
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,759,900	2.474	11/25/33	1,586,999
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
996,820	2.518	11/25/33	893,372
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
3,009,686	5.710	06/25/34	2,938,982
Structured Asset Securities Corp. Series 2005-6, Class 5A2
457,949	5.000	05/25/35	456,907
Structured Asset Securities Corp. Series 2005-6, Class 5A4
443,467	5.000	05/25/35	428,598
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
6,221,705	1.524	01/10/45	6,248,110

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
$ 1,826,430	5.500%		06/25/20	$ 1,791,300
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
360,743	5.250		01/25/20	375,542
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,151,406	5.035		09/25/35	984,587
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000		10/25/36	85,279
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
1,000,000	5.250		03/25/37	952,557
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
3,388,492	2.501		02/15/44	3,464,174
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
4,990,700	1.607		06/15/44	5,020,644

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$174,945,063

Commercial Mortgage Obligations – 0.3%
GNMA Series 2003-16, Class B
$ 2,007,411	4.490%		08/16/25	$ 2,071,616
GNMA Series 2003-38, Class JC(b)
91,988	7.651		08/16/42	101,328

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$ 2,172,944

Mortgage-Backed Pass-Through Obligations – 2.1%
FHLMC
$ 49,146	8.500%		02/01/19	$ 54,770
90,397	8.500		03/01/21	101,466
546,782	7.000		05/01/26	632,991
35,643	7.000		10/01/30	41,475
77,613	7.500		12/01/30	93,151
148,386	7.500		01/01/31	178,334
278,112	7.000		08/01/31	322,116
3,550,625	5.000		05/01/33	3,918,933
576,938	2.479	(b)	05/01/34	608,968
1,146,840	5.294	(b)	01/01/36	1,224,939
FNMA
33,499	6.000		12/01/13	34,784
18,021	6.500		07/01/14	20,160
41,242	9.000		11/01/21	46,454
79,050	9.000		02/01/25	90,328
16,450	6.500		03/01/26	18,869
26,823	8.000		07/01/28	30,016
109,835	6.500		10/01/28	126,167
68,697	2.415	(b)	12/01/28	69,434
54,447	6.500		01/01/29	62,544
77,356	6.000		07/01/29	86,227
75,333	7.500		09/01/29	90,258
71,512	7.000		03/01/31	83,845
29,639	7.500		03/01/31	35,588
141,989	7.000		11/01/31	166,427
269,439	7.000		01/01/32	315,812
829,314	6.000		12/01/32	924,949
152,880	5.238	(b)	02/01/33	161,952
1,062,667	5.000		07/01/33	1,148,988
579,262	2.530	(b)	10/01/34	613,032
1,333,918	5.066	(b)	02/01/35	1,427,803

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 200,465	8.000%	02/15/22	$ 235,382
77,898	7.500	08/20/25	91,995
348,338	7.500	07/20/26	412,696
384,956	6.500	04/15/31	450,009
293,029	6.500	05/15/31	342,548
1,504,405	5.500	04/15/33	1,690,796

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 15,954,206

TOTAL MORTGAGE-BACKED OBLIGATIONS			$193,072,213

Corporate Obligations – 31.3%
Aerospace/Defense – 0.8%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$ 1,137,131
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,350,462
United Technologies Corp.
2,000,000	5.700	04/15/40	2,489,080

			5,976,673

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300	01/09/15	3,020,547

Beverages – 0.6%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,778,517
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,886,890

			4,665,407

Cable TV – 0.4%
Comcast Corp.
1,500,000	5.700	07/01/19	1,772,319
1,250,000	6.400	05/15/38	1,523,205

			3,295,524

Chemicals – 0.4%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,071,346
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,115,024

			3,186,370

Commercial Banks – 2.3%
Bank of Montreal(a)
2,000,000	1.950	01/30/17	2,032,752
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,135,586
Credit Suisse New York
1,500,000	5.000	05/15/13	1,557,293
3,000,000	5.400	01/14/20	3,033,885
KeyBank NA
2,540,000	5.800	07/01/14	2,752,341
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,139,510
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,337,653

			16,989,020

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,895,545

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Computers – 0.3%
Hewlett-Packard Co.
$ 2,000,000	2.125%	09/13/15	$ 2,006,010

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	2,034,450

Diversified Manufacturing – 0.9%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,512,134
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,159,450
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,098,848

			6,770,432

Electric – 2.4%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,425,687
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,751,350
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,577,789
PacifiCorp
2,400,000	5.650	07/15/18	2,890,370
2,000,000	3.850	06/15/21	2,188,486
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,815,825
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,779,157
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	493,994

			17,922,658

Financial – 9.4%
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	7,029,272
Bank of America Corp.
2,000,000	3.700	09/01/15	1,983,554
1,270,000	5.750	12/01/17	1,307,777
2,000,000	5.700	01/24/22	2,071,676
Bank One Corp.
1,000,000	8.530	03/01/19	1,234,799
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,426,260
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	2,972,898
Citigroup, Inc.
2,750,000	6.010	01/15/15	2,987,187
General Electric Capital Corp.
2,000,000	5.625	05/01/18	2,293,032
Hyundai Capital America(a)
3,250,000	3.750	04/06/16	3,269,747
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,460,000
JPMorgan Chase & Co.
2,000,000	4.350	08/15/21	2,040,050
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,378,896
1,270,000	6.875	04/25/18	1,370,532
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	7,690,016
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,739,628
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,794,664
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,586,675

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Royal Bank of Canada
$ 3,390,000	2.625%	12/15/15	$ 3,530,380
Scottrade Financial Services, Inc.(a)
3,300,000	6.125	07/11/21	3,328,294
SunTrust Capital VIII
2,670,000	6.100	12/15/36	2,653,313
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,935,270
The Bank of New York Mellon Corp.
2,000,000	2.400	01/17/17	2,035,028
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,117,936

			70,236,884

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,313,516

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,168,422

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,108,758

Industrial – 0.5%
Joy Global, Inc.
1,800,000	5.125	10/15/21	1,941,241
Receipts on Corporate Securities Trust NSC-1998-1
1,757,446	6.375	05/15/17	1,844,000

			3,785,241

Insurance – 1.4%
Aegon NV
2,650,000	4.625	12/01/15	2,771,489
American International Group, Inc.
1,000,000	3.650	01/15/14	996,838
2,000,000	4.875	09/15/16	2,029,936
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,274,072
2,100,000	5.000	06/01/21	2,216,151

			10,288,486

Metals & Mining – 0.6%
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,514,569
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,038,072

			4,552,641

Multimedia – 0.5%
CBS Corp.
2,600,000	8.200	05/15/14	2,956,728
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,036,313

			3,993,041

Office/Business Equipment – 0.4%
Xerox Corp.
3,000,000	4.250	02/15/15	3,167,454

Oil & Gas – 2.5%
Apache Corp.
1,360,000	7.375	08/15/47	2,083,659
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,125,232
BP Capital Markets PLC
3,500,000	1.700	12/05/14	3,576,409
3,530,000	3.875	03/10/15	3,812,456

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
Tosco Corp.
$ 2,095,000	8.125%	02/15/30	$ 3,056,111
Valero Energy Corp.
2,980,000	6.125	06/15/17	3,428,597

			19,082,464

Pharmaceuticals(a) – 0.4%
Aristotle Holding, Inc.
3,025,000	3.500	11/15/16	3,110,762

Real Estate – 1.6%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,318,372
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,051,968
ProLogis LP
2,000,000	6.125	12/01/16	2,202,200
Simon Property Group LP
1,000,000	6.750	05/15/14	1,101,471
2,000,000	4.200	02/01/15	2,145,494
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,091,494

			11,910,999

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,654,458

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,155,487

Telecommunications – 0.7%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,424,191
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,621,477

			5,045,668

Utilities – 1.2%
GTE Corp.
5,310,000	6.840	04/15/18	6,570,328
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,615,808

			9,186,136

Yankee – 1.5%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	819,312
955,000	5.250	12/15/15	1,103,124
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,559,148
UBS AG
7,335,000	7.375	06/15/17	7,898,658

			11,380,242

TOTAL CORPORATE OBLIGATIONS			$234,903,295

U.S. Government Agency Obligations – 14.4%
FFCB
$ 5,000,000	2.625%	04/17/14	$ 5,247,935
6,135,000	4.500	05/06/14	6,704,764
2,860,000	5.190	04/22/21	3,574,153
FHLB
5,000,000	1.750	08/22/12	5,044,035
5,000,000	4.500	09/16/13	5,336,330
7,000,000	3.625	10/18/13	7,388,185
2,050,000	5.625	06/13/16	2,345,091
2,650,000	7.125	02/15/30	4,023,307

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC
$ 5,000,000	1.625%	04/15/13	$ 5,082,975
18,863	6.000	12/01/13	20,711
6,750,000	1.000	07/30/14	6,849,063
3,000,000	0.625	12/29/14	3,014,763
2,860,000	2.875	02/09/15	3,053,013
5,000,000	1.375	08/24/15	5,019,190
2,500,000	5.000	02/16/17	2,976,260
6,500,000	5.500	08/23/17	7,987,648
3,000,000	4.875	06/13/18	3,629,784
FNMA
5,000,000	1.750	02/22/13	5,079,085
3,000,000	1.750	05/07/13	3,054,834
4,500,000	5.000	02/13/17	5,375,331
3,000,000	5.000	05/11/17	3,600,681
6,000,000	5.375	06/12/17	7,308,882
2,000,000	5.375	04/11/22	2,017,720
Tennessee Valley Authority
2,326,954	4.929	01/15/21	2,655,636
1,370,955	5.131	01/15/21	1,580,026

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$107,969,402

U.S. Treasury Obligations – 2.0%
United States Treasury Bonds
$ 5,000,000	4.500%	02/15/36	$ 6,516,405
3,000,000	3.500	02/15/39	3,353,907
United States Treasury Notes
5,000,000	2.750	11/30/16	5,491,795

TOTAL U.S. TREASURY OBLIGATIONS			$ 15,362,107

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.650%	$ 5,318,536

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(d) – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co.
$23,449,000	0.010%	02/01/12	$ 23,449,000
Maturity Value: $23,449,007

TOTAL INVESTMENTS – 99.4%			$746,898,978

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			4,390,649

NET ASSETS – 100.0%			$751,289,627

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $68,920,435, which represents approximately 9.2% of net assets as of January 31, 2012.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Repurchase agreement was entered into on January 31, 2012. This agreement was fully collateralized by $21,115,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $23,921,374.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
CMB	— Collateralized Mortgage-Backed Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$690,544,825
Gross unrealized gain	64,502,163
Gross unrealized loss	(8,148,010)
Net unrealized security gain	$56,354,153

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.4%
Commercial – 0.6%
Small Business Administration Series 2006-P10B, Class 1
$ 670,978	5.681%	08/10/16	$ 736,292

Home Equity(a) – 1.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.726	04/25/34	619,475
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,311,981	1.176	08/25/44	1,204,059
Lehman XS Trust Series 2005-7N, Class 1A1A
310,345	0.546	12/25/35	196,010
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	0.976	07/25/34	246,712

			2,266,256

TOTAL ASSET-BACKED SECURITIES			$ 3,002,548

Mortgage-Backed Obligations – 25.5%
Collateralized Mortgage Obligations – 22.5%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 123,275	6.000%	10/25/33	$ 125,856
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
513,246	2.762	04/25/35	439,864
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
312,049	5.010	10/25/34	312,452
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
437,856	6.000	02/25/34	459,968
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
761,514	2.837	11/25/33	668,222
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
69,919	5.398	09/20/34	69,960
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
342,230	5.263	11/25/34	325,213
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
390,254	5.500	11/25/33	408,092
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
104,131	4.750	08/25/34	107,861
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
236,524	2.801	09/25/34	221,815
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
498,935	5.250	12/25/33	502,067
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
409,216	5.375	01/25/35	406,919
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
418,008	4.750	12/25/18	421,083
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
101,467	5.500	08/25/33	105,503
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
297,367	5.000	02/25/18	302,854
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
376,310	2.762	11/19/33	361,555
FHLMC REMIC PAC Series 023, Class PK
343,238	6.000	11/25/23	358,810
FHLMC REMIC PAC Series 041, Class F
55,264	10.000	05/15/20	59,828

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 159, Class H
$ 25,655	4.500%	09/15/21	$ 27,184
FHLMC REMIC PAC Series 2022, Class PE
78,470	6.500	01/15/28	89,396
FHLMC REMIC PAC Series 2109, Class PE
215,489	6.000	12/15/28	231,540
FHLMC REMIC PAC Series 2345, Class PQ
29,219	6.500	08/15/16	30,326
FHLMC REMIC PAC Series 2522, Class PE
132,862	5.500	03/15/22	134,891
FHLMC REMIC PAC Series 2524, Class PD
128,755	5.500	12/15/31	131,206
FHLMC REMIC PAC Series 2668, Class OE
20,893	5.000	10/15/28	20,885
FHLMC REMIC PAC Series 2760, Class EC
612,349	4.500	04/15/17	615,259
FHLMC REMIC PAC Series 2836, Class PX
498,189	4.000	05/15/18	513,903
FHLMC REMIC PAC Series 3028, Class MC
563,796	5.000	06/15/29	567,911
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	967,911
FHLMC REMIC PAC Series 3117, Class PC
354,155	5.000	06/15/31	360,525
FHLMC REMIC PAC Series 3841, Class ED
893,897	3.000	07/15/38	909,954
FHLMC REMIC Series 2642, Class DA
247,695	5.000	05/15/22	253,502
FHLMC REMIC Series 2664, Class MA
100,838	5.000	04/15/30	101,138
FHLMC REMIC Series 2830, Class DA
256,210	5.000	07/15/19	269,750
FHLMC REMIC Series 2972, Class CA
329,177	4.500	05/15/20	341,456
FHLMC REMIC Series 3131, Class BA
143,536	5.500	11/15/24	148,511
FHLMC REMIC Series 3146, Class GA
164,097	5.500	11/15/24	170,231
FHLMC REMIC Series 3634, Class BJ
466,830	3.000	08/15/27	475,557
FHLMC REMIC Series 3816, Class HA
1,685,204	3.500	11/15/25	1,803,902
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
27,828	0.000	06/25/22	26,735
FNMA REMIC PAC Series 1992-129, Class L
164,947	6.000	07/25/22	183,767
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(c)
3,531	0.000	10/25/22	3,524
FNMA REMIC PAC Series 1998-36, Class J
66,869	6.000	07/18/28	70,267
FNMA REMIC PAC Series 2001-71, Class MB
164,480	6.000	12/25/16	175,572
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	664,834
FNMA REMIC PAC Series 2003-14, Class AP
359,338	4.000	03/25/33	378,630

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 1991-137, Class H
$ 74,988	7.000%	10/25/21	$ 83,465
FNMA REMIC Series 1993-182, Class FA(a)
27,262	1.310	09/25/23	27,671
FNMA REMIC Series 2003-33, Class LD
765,013	4.250	09/25/22	778,482
FNMA REMIC Series 2004-8, Class GC
593,515	4.500	04/25/29	600,287
FNMA Series 2003-W17, Class 1A6
33,419	5.310	08/25/33	34,412
GNMA Series 1998-12, Class EB
148,580	6.500	05/20/28	151,204
GNMA Series 2001-53, Class F(a)
23,166	0.631	10/20/31	23,195
GSR Mortgage Loan Trust Series 2003-6F, Class A1
266,105	3.000	09/25/32	262,241
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
708,670	5.500	03/25/19	741,958
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	2.700	01/25/36	660,798
Impac CMB Trust Series 2003-8, Class 2A1(a)
467,583	1.176	10/25/33	388,473
Impac CMB Trust Series 2004-7, Class 1A1(a)
218,906	1.016	11/25/34	181,775
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,231,270	0.626	05/25/36	1,063,829
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
368,335	2.814	10/25/34	314,801
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
641,948	2.662	04/21/34	624,622
Master Asset Securitization Trust Series 2004-3, Class 5A1
36,603	6.250	01/25/32	37,040
MortgageIT Trust Series 2005-1, Class 1A1(a)
2,405,278	0.596	02/25/35	1,837,332
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
1,389,529	0.706	03/25/33	1,315,679
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
86,216	3.331	09/25/34	76,346
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
337,866	4.750	04/25/34	340,039
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
108,705	5.000	05/25/18	111,225
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
22,813	6.250	12/25/23	23,711
Sequoia Mortgage Trust Series 10, Class 1A(a)
177,810	1.081	10/20/27	161,241
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
310,182	0.941	06/20/33	256,810
Structured Asset Securities Corp. Series 2003-20, Class 1A1
670,407	5.500	07/25/33	695,809
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,078,999	2.459	10/25/33	972,245
Vendee Mortgage Trust Series 1996-2, Class 1Z
210,968	6.750	06/15/26	250,029
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
753,026	5.000	05/25/18	770,336

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
$ 613,721	5.750%		09/25/18	$ 634,726

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 28,745,970

Commercial Mortgage Obligations – 0.6%
GNMA Series 2004-20, Class C
$ 44,635	4.430%		04/16/34	$ 44,673
GNMA Series 2009-65, Class AF
687,605	4.000		07/20/39	723,518

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$768,191

Mortgage-Backed Pass-Through Obligations – 2.4%
FHLMC
$ 81,675	5.500%		08/01/17	$ 88,639
182,419	5.500		09/01/21	198,202
70,299	6.000		10/01/23	77,035
251,762	5.000		05/01/27	270,318
FNMA
13,390	6.500		09/01/13	13,806
93,727	10.500		11/01/15	100,475
63,047	6.000		07/01/16	67,760
329,869	5.500		05/01/19	359,337
334,189	5.500		06/01/20	364,043
2,511	3.195	(a)	08/01/23	2,648
3,063	9.000		07/01/24	3,073
8,130	2.415	(a)	12/01/28	8,217
43,027	7.000		11/01/31	50,432
554,103	6.000		07/01/33	619,724
522,641	2.452	(a)	02/01/34	553,398
270,106	2.530	(a)	10/01/34	285,853
GNMA
7,196	8.000		07/15/17	7,301
373	2.125	(a)	11/20/24	385
774	3.000	(a)	12/20/24	805
13,917	2.375	(a)	04/20/26	14,396
12,320	1.625	(a)	08/20/26	12,713
15,137	2.375	(a)	01/20/28	15,649

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 3,114,209

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 32,628,370

Government Guarantee Obligations(d) – 2.6%
Ally Financial, Inc.
$ 1,000,000	2.200%		12/19/12	$ 1,017,784
Keybank National Association
400,000	3.200		06/15/12	404,503
U.S. Bancorp
1,000,000	1.800		05/15/12	1,004,861
U.S. Central Credit Union
900,000	1.900		10/19/12	911,263

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 3,338,411

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – 55.4%
FFCB
$ 1,000,000	3.875%	10/07/13	$ 1,059,438
2,600,000	2.625	04/17/14	2,728,926
1,170,000	3.000	09/22/14	1,248,583
150,000	4.700	08/10/15	170,491
250,000	7.000	09/01/15	305,271
500,000	6.125	12/29/15	602,489
1,000,000	2.700	04/18/16	1,004,171
FHLB
1,000,000	3.500	03/08/13	1,036,127
1,500,000	5.125	08/14/13	1,610,973
1,000,000	3.625	10/18/13	1,055,455
1,300,000	1.375	05/28/14	1,331,261
1,560,000	5.250	06/18/14	1,739,849
1,000,000	5.250	09/12/14	1,122,491
2,500,000	5.000	12/21/15	2,896,155
1,000,000	4.000	03/04/16	1,022,295
FHLMC
1,575,000	2.125	09/21/12	1,594,754
1,500,000	4.625	10/25/12	1,549,311
1,800,000	1.625	04/15/13	1,829,871
1,500,000	4.000	06/12/13	1,575,558
2,000,000	4.500	07/15/13	2,122,354
1,560,000	2.500	01/07/14	1,623,155
1,600,000	2.500	04/23/14	1,671,902
790,000	5.000	07/15/14	875,632
1,000,000	4.500	01/15/15	1,114,471
1,200,000	2.875	02/09/15	1,280,984
2,600,000	1.750	09/10/15	2,703,847
1,300,000	5.300	12/01/15	1,515,751
1,250,000	2.500	05/27/16	1,339,184
FNMA
1,000,000	6.125	03/15/12	1,007,322
2,000,000	3.625	02/12/13	2,069,914
1,500,000	4.375	03/15/13	1,569,571
1,600,000	2.500	05/15/14	1,676,310
1,500,000	0.875	08/28/14	1,518,666
2,000,000	3.000	09/16/14	2,131,032
1,250,000	4.625	10/15/14	1,387,149
2,000,000	2.625	11/20/14	2,116,612
1,800,000	5.000	04/15/15	2,052,490
2,450,000	2.375	07/28/15	2,594,217
1,000,000	4.375	10/15/15	1,131,581
1,350,000	2.125	10/21/15	1,414,566
2,000,000	1.625	10/26/15	2,070,444
1,800,000	5.000	03/15/16	2,104,969
1,500,000	2.750	03/21/16	1,504,763
1,250,000	2.250	06/06/16	1,257,790
1,500,000	1.250	09/28/16	1,516,957
1,000,000	2.125	12/13/16	1,022,612
Tennessee Valley Authority
900,000	6.790	05/23/12	918,721

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 70,796,435

U.S. Treasury Obligations – 9.5%
United States Treasury Notes
$ 435,000	4.500%	04/30/12	$ 439,690
1,800,000	1.375	09/15/12	1,813,992
2,400,000	1.375	11/15/12	2,423,345
1,200,000	1.750	04/15/13	1,222,640
1,200,000	1.750	03/31/14	1,239,374
1,700,000	2.375	10/31/14	1,796,953
1,200,000	2.250	01/31/15	1,269,469
1,800,000	2.125	05/31/15	1,905,750

TOTAL U.S. TREASURY OBLIGATIONS			$ 12,111,213

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 5.7%
Repurchase Agreement – 5.7%
State Street Bank & Trust Co.
$ 7,261,000	0.010%	02/01/12	$ 7,261,000
Maturity Value: $7,261,002

TOTAL INVESTMENTS – 101.1%			$129,137,977

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(1,341,878)

NET ASSETS – 100.0%			$127,796,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $246,712, which represents approximately 0.2% of net assets as of January 31, 2012.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Repurchase agreement was entered into on January 31, 2012. This agreement was fully collateralized by $6,540,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $7,409,225.

Investment Abbreviations:
CMB	— Collateralized Mortgage-Backed Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$126,437,798
Gross unrealized gain	4,501,976
Gross unrealized loss	(1,801,797)
Net unrealized security gain	$2,700,179

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 91.0%
Alabama – 0.5%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A2)
$ 1,005,000	5.000%	06/01/16	$ 1,046,305
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
65,000	4.500	07/01/23	69,443

			1,115,748

Alaska – 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,122,712

Arizona – 8.6%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	763,651
750,000	4.750	01/01/22	815,355
1,000,000	5.000	01/01/25	1,097,050
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,203,569
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,139,040
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,631,250
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,396,740
Maricopa County AZ Industrial Development Authority Health Facilities Revenue Bonds (Catholic Healthcare West) Series A (A/A2)
1,095,000	5.250	07/01/32	1,160,963
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	991,683
335,000	5.000	07/01/18	389,273
350,000	5.000	07/01/19	402,647
1,100,000	5.125	07/01/22	1,246,355
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa2)
1,070,000	5.000	08/01/27	1,143,520
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,128,470
500,000	5.000	07/01/20	558,860
1,000,000	5.000	07/01/21	1,113,450

			19,181,876

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	568,759

California – 6.6%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,077,950
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
1,500,000	0.000	07/01/27	801,300
California Educational Facilities Authority Revenue Bonds for Loyola Marymount University Series A (NR/A2)
500,000	5.125	10/01/40	533,035

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Fresno CA Unified School District GO Election of 2001 Series G (NR/Aa3)(a)
$ 1,000,000	0.000%	08/01/24	$ 526,280
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
3,855,000	0.000	08/01/26	1,908,456
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A-/A3)
600,000	5.000	11/01/16	676,428
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	760,128
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	1,123,160
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,158,240
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	2,767,334
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	540,786
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A/Baa2)
800,000	5.250	02/01/23	918,192
St. Helena CA Unified School District GO Bonds (Capital Appreciation) Election of 2010 Series B (AA+/NR)(a)
1,445,000	0.000	08/01/27	709,914
Whittier CA Union High School District GO Bonds (Refunding-Capital Appreciation) Series 2009 (AA-/NR)(a)
5,020,000	0.000	08/01/34	1,277,691

			14,778,894

Colorado – 1.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,052,540
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	1,009,610
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
405,000	4.350	11/01/19	427,372
425,000	4.600	11/01/20	451,312
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa2)
250,000	4.500	12/01/23	267,890

			3,208,724

District of Columbia – 0.6%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,292,905

Florida – 9.3%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	955,841
Broward County FL Airport System Revenue Bonds (Refunding) Series O (A+/A1)
1,395,000	5.375	10/01/29	1,573,365
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,158,380
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aa1)
50,000	5.500	07/01/21	64,546

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
$ 1,500,000	5.000%	06/01/24	$ 1,574,850
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.000	10/01/22	1,144,950
1,000,000	5.250	10/01/23	1,158,060
1,000,000	5.500	10/01/25	1,174,390
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	819,760
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (NATL-RE) (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,086,230
Miami-Dade County FL GO Bonds (Refunding-Seaport) Series C (AA-/Aa2)
4,000,000	4.500	10/01/19	4,630,000
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA-/Aa3)
1,805,000	4.000	04/01/18	1,986,836
1,260,000	4.000	04/01/19	1,382,321
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series A (NATL-RE) (A+/A1)
1,125,000	5.000	10/01/17	1,313,955
Osceola County FL School Board Certificates of Participation Series A (NATL-RE) (FGIC) (A/Aa3)
465,000	5.000	06/01/15	497,717
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	227,138

			20,748,339

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (BBB/Baa2)
90,000	6.100	10/01/19	113,180
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	69,763
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	542,145

			725,088

Illinois – 14.4%
Chicago IL GO Bonds (Project & Refunding) Series A (AGM) (AA-/Aa3)
1,500,000	5.000	01/01/28	1,580,415
Chicago IL Metropolitan Water Reclamation District Greater Chicago GO Bonds (Refunding) Series C (AAA/Aaa)
500,000	5.250	12/01/26	673,910
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL-RE) (FGIC) (BBB/Aa3)
1,000,000	5.250	12/01/18	1,179,160
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A/A1)
500,000	5.250	03/01/33	554,320
Cook & Du Page Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
1,000,000	5.000	01/01/26	1,095,310

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/Aa3)
$ 300,000	6.400%	12/01/28	$ 336,393
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/Aa3)(a)
2,320,000	0.000	12/01/22	1,523,822
2,080,000	0.000	12/01/25	1,164,384
De Kalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	854,890
De Kalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,139,055
Dekalb Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	509,859
400,000	5.000	02/01/23	451,220
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa2)
2,000,000	5.250	12/01/22	2,159,980
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	521,037
490,000	4.900	01/01/27	538,809
1,625,000	5.000	01/01/30	1,771,023
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	340,080
405,000	4.000	12/01/18	434,739
420,000	4.250	12/01/19	453,025
440,000	4.500	12/01/20	478,377
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,353,022
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,095,630
Illinois Housing Development Authority Revenue Bonds Homeowner Mortgage Series C-1 (AA/Aa3)
230,000	3.700	02/01/13	233,238
Illinois State GO Bonds (A+/A2)
1,000,000	4.000	04/01/19	1,087,520
Illinois State GO Bonds (First Series) (NATL-RE) (A+/A2)
2,000,000	5.500	08/01/17	2,373,960
Illinois State GO Bonds Series A (A+/A2)
2,000,000	5.000	03/01/17	2,141,380
1,000,000	5.000	03/01/28	1,042,640
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/WR)
435,000	6.150	12/01/12	450,869
Oak Lawn IL GO Bonds (Refunding) Series 2012 (NR/Aa3)
750,000	5.500	12/01/32	844,530
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	461,387
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,102,830
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
3,000,000	0.000	11/01/19	2,385,780

			32,332,594

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 4.1%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
$ 600,000	5.000%	05/01/16	$ 686,562
615,000	5.000	11/01/16	710,153
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	268,622
675,000	6.050	02/01/23	738,214
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
3,000,000	6.860	02/01/29	3,316,770
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	405,674
120,000	5.000	08/01/14	130,862
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,195,556
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,102,180
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	572,543

			9,127,136

Iowa – 0.0%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
105,000	4.300	07/01/16	106,100

Kansas – 0.4%
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
710,000	5.000	09/01/18	850,332

Kentucky – 1.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,102,350
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,118,975

			3,221,325

Louisiana – 5.9%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,460,000
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A+/A2)
3,715,000	5.250	10/01/27	4,290,008
Louisiana Public Facilities Authority Revenue Bonds Nineteenth Judicial District Court Series 2007 (NATL-RE) (FGIC) (BBB/A2)
1,000,000	5.000	06/01/16	1,151,100
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,135,981
1,245,000	5.000	02/01/30	1,261,907

			13,298,996

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Maine – 0.5%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
$ 1,000,000	5.000%	07/01/24	$ 1,115,120

Massachusetts – 3.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,750,000	5.100	01/01/25	1,935,605
Massachusetts State Development Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,552,128
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	1,067,069
1,415,000	5.000	07/01/21	1,556,542
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (Go of Authority) (AA+/Aa1)
60,000	6.500	07/15/19	73,475

			8,184,819

Michigan – 4.2%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,685,475
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
1,080,000	5.500	02/01/18	1,194,858
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
135,000	5.125	11/01/12	136,720
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (NATL-RE) (BBB/Baa2)
180,000	5.000	11/15/12	180,700
Michigan State Building Authority Revenue Bonds (Refunding) Facilities Program Series 2011 I-A (A+/Aa3)
3,000,000	5.200	10/15/31	3,458,940
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (Go of Authority) (AA/NR)
690,000	4.500	10/01/19	728,861
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (Go of Authority) (AAA/NR)
2,000,000	4.750	12/01/25	2,079,940

			9,465,494

Minnesota – 0.8%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
565,000	3.800	07/01/17	592,018
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/A1)
1,000,000	5.000	11/15/19	1,151,350

			1,743,368

Missouri – 0.6%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	104,702
125,000	0.000	02/01/15	115,150
305,000	0.000	02/01/17	262,465
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	281,391

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
$ 500,000	5.000%	11/15/17	$ 513,865

			1,277,573

Montana – 0.2%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
170,000	4.350	06/01/16	174,236
180,000	4.350	12/01/16	184,486

			358,722

Nebraska – 0.9%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	568,030
Nebraska Investment Finance Authority Revenue Bonds Series F (GNMA/FNMA/FHLMC) (AMT) (AA+/NR)
110,000	4.300	09/01/14	113,326
130,000	4.350	03/01/15	133,004
85,000	4.350	09/01/15	87,293
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/NR)
1,000,000	6.100	09/01/45	1,097,850

			1,999,503

Nevada – 0.5%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/A1)
1,020,000	5.000	07/01/28	1,089,238
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	104,754

			1,193,992

New Hampshire – 0.3%
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
660,000	5.300	07/01/28	704,392

New Jersey – 2.6%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,185,540
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds Single Family Home Mortgage Series A (NR/Aa1)
1,000,000	2.500	04/01/16	1,016,240
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,330,705
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	109,667
Perth Amboy NJ GO Bonds (Refunding) Series 2011 (A-/NR)
1,065,000	2.500	02/01/17	1,089,165

			5,731,317

New York – 0.2%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	174,548
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
185,000	5.750	07/01/13	192,609

			367,157

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – 0.7%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
$ 285,000	4.100%	07/01/19	$ 298,800
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	577,165
635,000	4.450	07/01/17	658,266

			1,534,231

Ohio – 2.4%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/WR)
1,250,000	5.000	12/01/16	1,373,425
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,200,000	5.000	11/15/16	2,473,900
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	455,013
1,000,000	5.000	05/01/18	1,160,600

			5,462,938

Oklahoma – 2.6%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,030,420
1,000,000	4.850	09/01/18	1,130,690
1,000,000	5.000	09/01/19	1,147,780
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,298,880
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	162,939

			5,770,709

Oregon – 0.4%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	663,886
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
330,000	5.050	07/01/17	344,738

			1,008,624

Pennsylvania – 5.0%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	801,744
1,025,000	5.000	10/01/19	1,113,847
1,250,000	5.250	10/01/31	1,290,287
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,118,544
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,211,535
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	882,673
Philadelphia PA Airport Revenue Bonds (AMT-Refunding) Series B (A+/A2)
1,040,000	5.000	06/15/17	1,177,613
1,445,000	5.000	06/15/18	1,645,421

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
$ 425,000	5.000%	08/01/20	$ 451,890
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,420,578

			11,114,132

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
10,000	5.000	07/01/20	11,453

Rhode Island – 1.8%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	268,291
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	521,185
Rhode Island Sate & Providence Plantations Lease Certificate of Participation Energy Conservation Series A (AA-/Aa3)
750,000	3.000	04/01/15	781,523
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,518,619
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
440,000	3.500	04/01/22	453,574
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	180,396
205,000	5.800	12/01/14	205,379
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/WR)
190,000	5.750	12/01/13	190,247

			4,119,214

South Carolina – 2.6%
Clarendon Hospital District GO Bonds Series 2011 (A-/A2)
1,000,000	6.500	04/01/32	1,178,340
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	602,102
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	785,043
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
1,000,000	5.000	12/01/22	1,079,420
1,500,000	5.000	12/01/28	1,598,385
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	200,730
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/Aa3)
255,000	5.500	12/01/15	291,470

			5,735,490

Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
220,000	4.250	01/01/14	225,025

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – 0.7%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
$ 220,000	5.000%	08/01/22	$ 240,502
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa2)
500,000	5.250	09/01/22	535,665
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (AMT) (NATL-RE) (FGIC) (A+/A1)
85,000	5.750	11/01/15	85,387
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	265,884
Lower Colorado River Authority Revenue Bonds (Prerefunded) (NR/A1e)(b)
5,000	5.625	05/15/19	6,551
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
85,000	4.600	09/01/19	87,318
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	333,600

			1,554,907

Utah – 0.1%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
320,000	3.850	07/01/16	320,672

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/Baa1)
1,000,000	5.000	12/15/20	1,076,310

Virginia – 0.5%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (BBB/NR)
530,000	5.250	07/15/17	619,761
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (BBB/NR)
470,000	5.250	07/15/17	536,171

			1,155,932

Washington – 2.6%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,076,230
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	175,366
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	606,065
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,000,000	4.375	07/01/18	2,114,980
1,750,000	5.250	07/01/25	1,884,155

			5,856,796

West Virginia – 0.5%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,039,590

Wisconsin – 0.8%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	125,165
350,000	5.000	12/01/15	385,913

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
$ 100,000	4.375%	05/01/12	$ 100,845
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,134,980

			1,746,903

Wyoming – 1.1%
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	543,278
500,000	2.125	06/01/16	508,300
450,000	2.250	12/01/16	458,271
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	169,935
280,000	4.250	12/01/14	290,105
385,000	4.300	12/01/15	395,233

			2,365,122

TOTAL MUNICIPAL BOND OBLIGATIONS			$203,919,033

Shares	Description		Value
Exchange Traded Fund – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$ 5,564,126

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 6.4%
Repurchase Agreement – 6.4%
State Street Bank & Trust Co.
$14,400,000	0.010%	02/01/12	$ 14,400,000
Maturity Value: $14,400,004

TOTAL INVESTMENTS – 99.9%			$223,883,159

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			154,489

NET ASSETS – 100.0%			$224,037,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 31, 2012. This agreement was fully collateralized by $12,965,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $14,688,165.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA-GTD	— Guaranteed by Arkansas Development of Finance Authority
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$208,104,985
Gross unrealized gain	15,789,202
Gross unrealized loss	(11,028)
Net unrealized security gain	$15,778,174

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.5%
Arizona – 2.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,097,050
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,419,370
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,307,945
1,215,000	5.150	07/01/24	1,370,824

			7,195,189

California – 1.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
2,000,000	0.000	07/01/27	1,068,400
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	2,246,320
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,158,240
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/WR)(a)
2,400,000	0.000	08/01/29	943,272

			5,416,232

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
610,000	4.350	11/01/19	643,696

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,158,380

Idaho – 0.2%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa1)
450,000	5.250	07/01/29	479,218

Illinois – 2.1%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,500,000	5.250	10/15/27	1,729,320
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,065,730
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,071,430
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,118,200
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
1,500,000	0.000	11/01/19	1,192,890

			6,177,570

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 1.5%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
$ 2,000,000	6.860%	02/01/29	$ 2,211,180
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	563,550
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,435,000	5.000	07/01/35	1,496,978

			4,271,708

Iowa – 0.6%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
400,000	5.000	07/01/23	402,700
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,358,930

			1,761,630

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
420,000	5.750	07/01/39	447,048

Louisiana – 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,689,700
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,644,000

			9,333,700

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,025,260

Missouri – 79.3%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	211,134
230,000	3.000	11/01/18	241,912
210,000	3.000	11/01/19	218,730
225,000	3.625	11/01/22	237,179
470,000	3.700	11/01/23	494,341
225,000	3.800	11/01/24	237,740
480,000	3.875	11/01/25	506,659
250,000	4.000	11/01/26	264,840
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	547,850
500,000	5.250	03/01/29	543,525
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	159,230

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
$ 150,000	4.000%	03/01/21	$ 167,816
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/Aa3)
2,000,000	5.250	07/01/20	2,389,720
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,612,965
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/Aa3)
1,000,000	5.000	03/01/18	1,099,800
1,250,000	5.000	03/01/19	1,368,037
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
300,000	5.500	03/01/14	327,429
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/Aa3)
500,000	5.250	03/01/17	599,190
1,000,000	5.250	03/01/21	1,102,830
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	215,176
215,000	1.900	03/01/14	215,176
220,000	2.250	03/01/15	220,202
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	405,396
1,000,000	5.250	06/01/13	1,047,740
1,550,000	5.500	06/01/16	1,620,897
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,150,770
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,003,770
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,003,470
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,500,314
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	764,799
650,000	5.000	03/01/22	712,816
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	907,062
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	410,896
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	702,590
1,000,000	4.500	12/01/20	1,068,020
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	1,072,452
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	404,368
Fenton MO Certificates of Participation (Refunding) (AA-/NR)
565,000	2.000	01/01/13	570,367

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Florissant MO Certificates of Participation (ETM) (NATL-RE) (FGIC) (NR/A1)
$ 560,000	5.000%	08/01/12	$ 573,278
Florissant MO Certificates of Participation (NATL-RE) (FGIC) (NR/A1)(b)
1,435,000	5.000	08/01/12	1,469,024
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,257,833
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	788,060
935,000	5.000	03/01/18	1,050,192
945,000	5.000	03/01/19	1,051,360
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	611,525
1,455,000	6.250	12/01/35	1,457,401
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (NATL-RE) (FGIC) (NR/WR)
395,000	5.000	12/01/15	404,571
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	517,095
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	219,680
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
425,000	2.500	07/01/15	437,644
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
450,000	2.000	03/01/13	455,247
280,000	2.500	03/01/15	287,622
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	532,150
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	659,145
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,406,237
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	526,725
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
395,000	4.600	06/01/29	401,435
Independence MO School District (Direct Deposit Program) Series A (AA+/NR)
2,000,000	5.250	03/01/30	2,406,340
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,719,443
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa2)
1,250,000	5.000	03/01/22	1,403,950
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	576,396
555,000	4.500	12/01/20	599,655
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	553,140

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
$ 2,000,000	5.000%	03/01/29	$ 2,271,060
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	578,000
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000	12/01/22	1,500,651
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	969,039
920,000	3.850	12/01/20	998,816
500,000	4.350	12/01/23	544,180
820,000	4.500	12/01/24	890,504
Jackson County MO Special Obligation Revenue Bonds Series A (NATL-RE) (NR/Aa3)
890,000	5.500	12/01/12	926,178
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/WR)
1,000,000	5.250	12/01/15	1,030,880
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	318,899
435,000	4.000	12/01/21	476,847
425,000	4.000	12/01/22	464,185
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	479,770
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,327,734
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	820,771
555,000	5.500	02/15/14	587,351
2,570,000	5.500	02/15/29	2,662,314
1,000,000	5.500	02/15/31	1,039,650
1,500,000	5.750	02/15/35	1,532,760
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Dowtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,446,028
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,119,400
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,216,814
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,869,903
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
280,000	6.431	04/01/18	289,626
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,676,034
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	548,550
Kansas City MO Special Obligation Tax Allocation (Refunding-Kansas City Project) Series B (AA-/A1)
500,000	3.000	01/01/15	521,280

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
$ 500,000	6.050%	09/01/30	$ 537,975
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	804,892
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	584,450
545,000	5.000	03/01/22	633,573
500,000	5.000	03/01/23	579,675
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
1,000,000	5.250	07/01/12	1,003,720
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	484,051
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA-/Aa3)
1,620,000	4.750	03/01/16	1,729,010
850,000	4.750	03/01/17	905,751
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,948,019
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,207,470
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/Aa3)
830,000	5.250	03/01/21	957,446
700,000	5.250	03/01/22	804,937
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,073,410
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A-/NR)
590,000	4.250	04/01/12	592,590
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A-/NR)
1,000,000	6.125	04/01/29	1,025,580
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	732,858
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Eastland Center Project) Series A (A-/NR)
150,000	4.500	04/01/22	159,425
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Hartman Heritage Center Phase II) (AMBAC) (A-/WR)(b)
2,610,000	5.000	04/01/12	2,630,384
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Independence-Centerpoint Project) (A-/NR)
935,000	4.750	04/01/28	985,191
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded-State Revolving Funds Program) Series B (Go of Authority) (NR/NR)(b)
705,000	5.000	01/01/13	735,456
715,000	5.125	01/01/13	746,703
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	490,520

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
$ 1,115,000	5.000%	07/01/17	$ 1,312,255
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series A (NR/Aaa)
420,000	5.200	07/01/12	421,697
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (Go of Authority) (NR/Aaa)
415,000	5.125	01/01/18	429,479
20,000	5.000	01/01/22	20,570
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	538,279
525,000	4.000	10/01/18	579,815
545,000	4.000	10/01/19	593,325
400,000	3.500	10/01/21	413,936
2,000,000	5.250	10/01/41	2,130,880
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,065,310
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011 (A/NR)
670,000	3.000	12/01/14	693,751
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000	12/01/25	2,540,970
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,200,923
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,298,963
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,354,776
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,099,700
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,583,143
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	534,189
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,323,460
2,000,000	5.000	04/01/25	2,287,240
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,171,300
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,097,410
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/Aa3)
2,000,000	5.000	11/15/14	2,171,800
1,000,000	5.000	11/15/19	1,172,700

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
$ 1,050,000	5.000%	02/15/17	$ 1,170,162
1,545,000	5.000	02/15/20	1,692,223
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,415,347
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	640,183
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	506,805
3,420,000	4.750	07/01/42	3,484,570
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
935,000	3.950	05/01/21	963,284
1,095,000	3.950	11/01/21	1,128,124
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
1,045,000	0.650	11/01/13	1,046,264
345,000	1.000	05/01/14	345,459
250,000	1.500	05/01/15	251,185
315,000	3.600	11/01/23	323,225
490,000	3.750	05/01/24	504,274
400,000	3.800	05/01/25	412,360
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,747,224
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa2)
770,000	5.450	03/01/14	772,603
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
1,430,000	5.250	03/01/21	1,630,372
Nixa MO Electric System Revenue Bonds (XLCA) (NR/WR)(b)
1,000,000	4.750	04/01/13	1,051,540
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA-/Aa3)
1,000,000	5.000	11/15/18	1,035,670
1,000,000	5.000	11/15/19	1,031,790
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	283,437
280,000	3.000	04/01/19	285,796
265,000	3.250	04/01/20	272,335
275,000	4.000	04/01/21	293,876
315,000	4.000	04/01/22	333,695
385,000	4.500	04/01/27	409,936
405,000	4.500	04/01/28	429,126
425,000	4.625	04/01/29	451,163
445,000	4.750	04/01/30	473,275
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,619,320
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,979,679
O’Fallon MO GO Refunding Bonds Series 2005 (AMBAC) (NR/Aa2)
1,815,000	5.000	03/01/14	1,979,639
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,256,536

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
$ 2,130,000	5.250%	11/01/17	$ 2,461,279
1,000,000	5.250	11/01/18	1,171,700
2,000,000	5.250	11/01/19	2,364,900
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA-/NR)
1,500,000	5.000	03/01/19	1,835,475
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	502,968
Parkville MO GO Notes (Brush Creek Drain Area Neighborhood Temporary Notes) Series A (SP-1+/NR)
2,210,000	2.000	08/01/12	2,221,956
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,956,858
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	508,263
850,000	5.000	12/01/20	982,005
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	153,272
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	102,324
100,000	4.700	07/01/27	102,176
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	382,915
175,000	2.500	05/01/15	178,120
150,000	2.650	05/01/16	154,812
330,000	2.500	08/01/16	338,346
125,000	3.000	05/01/17	130,874
345,000	3.000	08/01/17	361,581
150,000	3.150	05/01/18	157,196
360,000	3.000	08/01/18	374,018
150,000	3.300	05/01/19	157,338
250,000	3.500	05/01/20	261,855
300,000	3.750	05/01/21	315,861
325,000	3.875	05/01/22	342,020
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,984,226
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,054,120
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	469,067
500,000	5.500	03/01/15	525,640
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/WR)
200,000	4.750	04/01/12	200,670
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	599,454
575,000	6.850	03/01/29	638,813
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,094,510
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	215,762
530,000	4.500	11/01/19	593,605
610,000	4.500	11/01/20	675,917
645,000	4.750	11/01/21	719,988
685,000	4.750	11/01/22	760,384

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
$ 385,000	4.750%	11/01/21	$ 429,760
405,000	4.750	11/01/22	449,570
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,075,917
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,230,860
100,000	5.200	12/01/31	105,595
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NATL-RE) (NR/Baa2)
530,000	5.000	12/01/12	545,105
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	682,331
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,323,400
St. Charles MO Certificates of Participation Series B (NR/A1)(b)
1,000,000	5.500	05/01/13	1,034,990
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	106,061
735,000	5.200	06/01/24	776,498
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	508,409
515,000	5.000	11/15/16	534,915
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	448,264
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/Aa3)
2,000,000	5.000	07/01/24	2,102,340
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	110,004
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-City Justice Center) Series A (AMBAC) (A/WR)(b)
700,000	5.250	02/15/12	701,190
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,293,441
1,345,000	4.000	08/01/14	1,418,881
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (BBB/Baa2)
100,000	5.140	12/15/14	106,855
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,961,365
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,188,677
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	313,470
345,000	3.000	03/01/18	363,837
360,000	3.000	03/01/19	375,462
385,000	3.150	03/01/21	400,127
700,000	3.300	03/01/23	726,572
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	227,338

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
$ 405,000	2.700%	04/15/16	$ 408,483
470,000	3.250	04/15/18	474,465
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	759,787

			229,643,251

Nevada – 1.0%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series E (AGM) (AA-/Aa3)
2,505,000	5.400	07/01/33	2,772,158

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,028,970
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,052,280

			2,081,250

Puerto Rico – 1.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
555,000	5.000	07/01/22	635,442
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance-Government Facilities) Series l (BBB/Baa1)
2,320,000	5.250	07/01/33	2,388,092

			3,023,534

South Carolina – 0.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
1,035,000	5.000	12/01/28	1,102,886

Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,500,000	5.250	07/01/25	2,691,650

TOTAL MUNICIPAL BOND OBLIGATIONS			$279,224,360

Shares	Description		Value
Exchange Traded Fund – 2.4%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$ 7,081,614

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co.
$ 1,592,000	0.010%	02/01/12	$ 1,592,000
Maturity Value: $1,592,000

TOTAL INVESTMENTS – 99.4%			$287,897,974

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			1,596,313

NET ASSETS – 100.0%			$289,494,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 31, 2012. This agreement was fully collateralized by $1,435,000 U.S. Treasury Note, 3.125% due 05/15/21 with a market value of $1,625,724.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$269,192,758
Gross unrealized gain	18,705,216
Gross unrealized loss	—
Net unrealized security gain	$18,705,216

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.6%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 493,673

California – 2.1%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
670,000	0.000	07/01/27	357,914
Sacramento County CA Airport System Revenue Bonds (A/A2)
500,000	5.000	07/01/27	561,580
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)(a)
2,275,000	0.000	08/01/24	1,319,113

			2,238,607

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	959,157
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
500,000	0.000	11/01/19	397,630

			1,356,787

Indiana – 2.0%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,105,590
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	1,043,190

			2,148,780

Iowa – 0.2%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
205,000	5.000	07/01/23	206,384

Kansas – 77.4%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,191,534
1,140,000	5.000	12/01/28	1,239,055
1,195,000	5.000	12/01/29	1,289,536
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/WR)(b)
1,000,000	4.750	08/01/12	1,022,220
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (BBB+/A3)
190,000	4.850	06/01/31	197,729
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	620,180
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,189,150
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
1,095,000	4.150	12/01/27	1,162,594
City of Abilene KS Public Building Commission Revenue Bonds Series 2012 (A+/NR)
1,750,000	5.025	12/01/35	1,869,752

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
$ 940,000	4.000%	09/01/17	$ 1,064,212
235,000	4.000	09/01/18	262,582
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
1,015,000	2.000	12/01/13	1,026,997
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/A1)
1,450,000	5.000	03/01/12	1,453,306
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
1,000,000	5.000	08/01/12	1,023,200
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA-/Aa3)
495,000	5.000	09/01/15	553,658
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	768,848
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,024,450
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	875,205
500,000	4.000	09/01/20	584,900
Johnson County KS Unified School District No 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,082,223
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/WR)
500,000	6.000	10/01/16	606,445
1,770,000	5.000	10/01/18	1,928,557
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	1,033,456
975,000	5.000	10/01/23	1,085,672
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	221,740
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA-GTD) (AAA/Aaa)
275,000	5.000	12/01/19	281,960
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A-/NR)
825,000	5.500	09/01/36	933,158
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
600,000	5.000	09/01/33	664,446
600,000	5.000	09/01/34	658,854
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	782,010
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,181,470
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	891,984
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa2)
1,270,000	5.250	05/01/13	1,274,775
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	534,400
1,425,000	5.250	07/01/31	1,529,680

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
$1,375,000	4.750%	06/01/25	$ 1,467,702
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,241,551
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/Aa3)
2,000,000	3.500	06/01/23	2,122,320
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (NATL-RE) (AA/Baa2)
400,000	5.000	02/01/12	400,000
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,099,230
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa2)
400,000	5.000	05/01/12	401,560
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000	11/01/16	589,640
2,000,000	5.000	11/01/27	2,305,860
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/WR)
1,600,000	5.000	08/01/17	1,675,168
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,161,950
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(b)
705,000	5.500	04/01/12	711,134
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(b)
1,500,000	6.000	04/01/13	1,600,845
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/WR)
600,000	5.000	06/01/13	608,124
630,000	5.000	06/01/14	637,100
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	2,042,845
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,236,385
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,103,995
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	345,993
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A2)
1,000,000	5.375	07/01/14	1,055,050
455,000	5.375	07/01/15	478,733
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,721,920
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,291,862
315,000	5.250	09/01/29	362,946

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa2)
$ 150,000	5.000%	09/01/20	$ 165,407
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	363,661
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (BBB/Baa2)
1,650,000	5.000	09/01/17	1,888,804
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,312,911
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	550,660
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	455,376
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (BBB/WR)
680,000	5.250	09/01/14	699,618
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,195,670
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,624,200
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
770,000	5.250	12/01/38	788,403
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	215,200
Shawnee County KS GO Bonds (Refunding & Improvement) (NR/Aa2)
360,000	3.000	09/01/12	365,882
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,360,000	2.500	08/15/19	1,398,094
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa2)
535,000	5.000	06/01/16	626,153
1,000,000	5.000	06/01/23	1,184,560
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa2)
300,000	5.000	06/01/23	355,368
475,000	5.000	06/01/24	561,422
Topeka KS Sales Tax Revenue Bonds (Refunding Boulevard Bridge) Series 2011 (NR/Aa3)
2,560,000	3.000	12/15/16	2,777,293
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)
1,000,000	5.000	10/01/19	1,077,990
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,181,140
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
1,595,000	5.000	09/01/21	1,735,759
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,685,466
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/WR)
1,000,000	5.250	09/01/17	1,213,050

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AA-/Aa2)
$ 160,000	5.000%	09/01/12	$ 164,528

			82,358,466

Louisiana – 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,184,000

Massachusetts – 0.4%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
425,000	5.300	01/01/30	461,839

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	622,527

Puerto Rico – 6.8%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/Baa1)
475,000	5.500	07/01/16	531,839
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/Aa3)
425,000	5.500	07/01/15	472,171
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A3)
500,000	6.250	07/01/13	533,030
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa1)
345,000	5.250	07/01/21	368,826
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/A3)
1,275,000	5.000	07/01/21	1,444,039
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/A3)
1,000,000	5.250	07/01/21	1,150,890
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/A3)
1,625,000	5.250	07/01/40	1,718,827
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance-Government Facilities) Series l (BBB/Baa1)
1,000,000	5.250	07/01/33	1,029,350

			7,248,972

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
500,000	5.000	12/01/28	532,795

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
750,000	5.250	07/01/25	807,495

TOTAL MUNICIPAL BOND OBLIGATIONS			$100,660,325

Shares	Description	Value
Exchange Traded Fund – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184		$ 2,630,314

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co.
$1,888,000	0.010%	02/01/12	$ 1,888,000
Maturity Value: $1,888,001

TOTAL INVESTMENTS – 98.9%			$105,178,639

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			1,149,516

NET ASSETS – 100.0%			$106,328,155

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 31, 2012. This agreement was fully collateralized by $1,700,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $1,925,945.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA-GTD	— Guaranteed by Arkansas Development Finance Authority
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$98,371,176
Gross unrealized gain	6,823,162
Gross unrealized loss	(15,699)
Net unrealized security gain	$6,807,463

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in securities and exchange traded funds traded on a United States (“U.S.”) or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined net asset value per share (“NAV”) if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by The Commerce Fund’s Board of Trustees.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of January 31, 2012:

Growth Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$99,371,258	$-	$-
Short-term Investment	-	184,000	-
Total	$99,371,258	$184,000	$-

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Value Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$87,200,230	$-	$-
Short-term Investment	-	633,000	-
Total	$87,200,230	$633,000	$-

MidCap Growth Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$54,177,613	$-	$-
Short-term Investment	-	1,145,000	-
Total	$54,177,613	$1,145,000	$-

Bond Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$-	$75,027,993	$-
Municipal Bond Obligations	-	91,796,432	-
Mortgage-Backed Obligations	-	193,072,213	-
Corporate Obligations	-	234,903,295	-
U.S Treasuries and/or Other U.S. Government Agencies	15,362,107	107,969,402	-
Investment Company	5,318,536	-	-
Short-term Investment	-	23,449,000	-
Total	$20,680,643	$726,218,335	$-

Short-Term Government Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$-	$3,002,548	$-
Mortgage-Backed Obligations	-	32,628,370	-
Government Guarantee Obligations	-	3,338,411	-
U.S. Treasuries and/or Other U.S. Government Agencies	12,111,213	70,796,435	-
Short-term Investment	-	7,261,000	-
Total	$12,111,213	$117,026,764	$-

National Tax-Free Intermediate Bond Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$203,919,033	$-
Common Stock and/or Other Equity Investments	5,564,126	-	-
Short-term Investment	-	14,400,000	-
Total	$5,564,126	$218,319,033	$-

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Missouri Tax-Free Intermediate Bond Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$279,224,360	$-
Common Stock and/or Other Equity Investments	7,081,614	-	-
Short-term Investment	-	1,592,000	-
Total	$7,081,614	$280,816,360	$-

Kansas Tax-Free Intermediate Bond Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$100,660,325	$-
Common Stock and/or Other Equity Investments	2,630,314	-	-
Short-term Investment	-	1,888,000	-
Total	$2,630,314	$102,548,325	$-

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

The Funds’ risks include, but are not limited to, the following:

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage and asset-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 30, 2012

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 30, 2012